[CHAPMAN AND CUTLER LETTERHEAD]

February 28, 2025

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Innovator ETFs Trust
(Registration Nos. 333-146827 and 811-22135)

Ladies and Gentlemen:

On behalf of the Innovator ETFs Trust (the “Registrant”), in accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the “Securities Act”), this letter serves to certify that the most recent amendment to the Registration Statement on Form N-1A (the “Registration Statement”) of the Registrant for the below funds, each of which is a series of the Registrant, does not differ from that which would have been filed pursuant to Rule 497(c) of the Securities Act:

Innovator U.S. Equity Buffer ETF™ – January	Innovator U.S. Equity Buffer ETF™ – July
Innovator U.S. Equity Power Buffer ETF™ – January	Innovator U.S. Equity Power Buffer ETF™ – July
Innovator U.S. Equity Ultra Buffer ETF™ – January	Innovator U.S. Equity Ultra Buffer ETF™ – July
Innovator U.S. Equity Buffer ETF™ – February	Innovator U.S. Equity Buffer ETF™ – August
Innovator U.S. Equity Power Buffer ETF™ – February	Innovator U.S. Equity Power Buffer ETF™ – August
Innovator U.S. Equity Ultra Buffer ETF™ – February	Innovator U.S. Equity Ultra Buffer ETF™ – August
Innovator U.S. Equity Buffer ETF™ – March	Innovator U.S. Equity Buffer ETF™ – September
Innovator U.S. Equity Power Buffer ETF™ – March	Innovator U.S. Equity Power Buffer ETF™ – September
Innovator U.S. Equity Ultra Buffer ETF™ – March	Innovator U.S. Equity Ultra Buffer ETF™ – September
Innovator U.S. Equity Buffer ETF™ – April	Innovator U.S. Equity Buffer ETF™ – October
Innovator U.S. Equity Power Buffer ETF™ – April	Innovator U.S. Equity Power Buffer ETF™ – October
Innovator U.S. Equity Ultra Buffer ETF™ – April	Innovator U.S. Equity Ultra Buffer ETF™ – October
Innovator U.S. Equity Buffer ETF™ – May	Innovator U.S. Equity Buffer ETF™ – November
Innovator U.S. Equity Power Buffer ETF™ – May	Innovator U.S. Equity Power Buffer ETF™ – November
Innovator U.S. Equity Ultra Buffer ETF™ – May	Innovator U.S. Equity Ultra Buffer ETF™ – November
Innovator U.S. Equity Buffer ETF™ – June	Innovator U.S. Equity Buffer ETF™ – December
Innovator U.S. Equity Power Buffer ETF™ – June	Innovator U.S. Equity Power Buffer ETF™ – December
Innovator U.S. Equity Ultra Buffer ETF™ – June	Innovator U.S. Equity Ultra Buffer ETF™ – December

Post-Effective Amendment No. 1435 was filed electronically with the Securities and Exchange Commission on February 27, 2025.

If we may cooperate with you in any way in the processing of this registration statement, please telephone the undersigned at (312) 845-3273.

Very truly yours,

Chapman and Cutler llp

By:	/s/ Walter L. Draney
Walter L Draney